Commitments and Contingencies - Additional Information (Detail) - Lux Vending LLC [Member] $ in Millions	Jan. 13, 2023 USD ($)
Loss Contingencies [Line Items]
Loss contingency damages sought value	$ 23.0
Cash transaction value of business combination	880.0
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimated possible loss	23.0
Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency, estimated possible loss	$ 0.0